PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks 80.7%
Diversified Real Estate Activities 2.0%
Sun Hung Kai Properties Ltd. (Hong Kong)	61,136	$747,546
Diversified REITs 12.4%
Activia Properties, Inc. (Japan)	117	395,752
Daiwa House REIT Investment Corp. (Japan)	144	429,185
Essential Properties Realty Trust, Inc.	46,521	1,235,132
GPT Group (The) (Australia)	245,336	871,673
Nexus Real Estate Investment Trust (Canada)	111,078	1,039,868
Nomura Real Estate Master Fund, Inc. (Japan)	488	676,791
		4,648,401
Health Care REITs 18.8%
Community Healthcare Trust, Inc.	32,038	1,452,603
Global Medical REIT, Inc.	98,586	1,667,089
Healthcare Trust of America, Inc. (Class A Stock)	36,340	1,182,867
Omega Healthcare Investors, Inc.	73,866	2,325,302
Welltower, Inc.	4,837	419,029
		7,046,890
Industrial REITs 2.6%
Mapletree Logistics Trust (Singapore)	772,578	970,839
Office REITs 7.7%
Boston Properties, Inc.	6,625	742,530
Nippon Building Fund, Inc. (Japan)	68	394,760
Postal Realty Trust, Inc. (Class A Stock)	96,711	1,729,193
		2,866,483
Real Estate Operating Companies 3.2%
Swire Properties Ltd. (Hong Kong)	443,076	1,180,572
Retail REITs 20.6%
Federal Realty Investment Trust	8,539	1,088,637
Frasers Centrepoint Trust (Singapore)	448,816	754,527
Macerich Co. (The)	49,692	821,906
NETSTREIT Corp.(a)	91,463	2,067,064
Phillips Edison & Co., Inc.	33,309	1,049,900

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs (cont’d.)
Simon Property Group, Inc.	9,298	$1,368,666
Supermarket Income REIT PLC (United Kingdom)	354,600	567,157
		7,717,857
Specialized REITs 13.4%
CubeSmart	12,645	641,607
Digital Core REIT Management Pte Ltd. (Singapore)*	3	4
EPR Properties	46,599	2,048,958
Gaming & Leisure Properties, Inc.	14,747	666,270
Life Storage, Inc.	5,951	803,087
MGM Growth Properties LLC (Class A Stock)	21,977	854,466
		5,014,392

Total Common Stocks (cost $29,765,509)		30,192,980
Preferred Stocks 18.8%
Diversified REITs 5.1%
Armada Hoffler Properties, Inc., Series A, 6.750%, Maturing 06/18/24(oo)	28,205	742,637
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	44,841	1,156,898
		1,899,535
Hotel & Resort REITs 3.3%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	52,321	1,229,544
Residential REITs 6.2%
American Homes 4 Rent, Series G, 5.875%, Maturing 07/17/22(oo)	39,933	1,008,308
Centerspace, Series C, 6.625%, Maturing 10/02/22(oo)	25,594	669,283
UMH Properties, Inc., Series C, 6.750%, Maturing 07/26/22(oo)	24,932	637,262
		2,314,853

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Specialized REITs 4.2%
EPR Properties, Series G, 5.750%, Maturing 11/30/22(a)(oo)	64,143	$1,572,145

Total Preferred Stocks (cost $6,841,831)		7,016,077

Total Long-Term Investments (cost $36,607,340)		37,209,057

Short-Term Investments 9.1%
Affiliated Mutual Fund 8.7%
PGIM Institutional Money Market Fund (cost $3,263,366; includes $3,263,231 of cash collateral for securities on loan)(we)	3,265,652	3,263,366

Unaffiliated Fund 0.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $136,005)	136,005	136,005

Total Short-Term Investments (cost $3,399,371)		3,399,371

TOTAL INVESTMENTS 108.6% (cost $40,006,711)		40,608,428
Liabilities in excess of other assets (8.6)%		(3,219,392)

Net Assets 100.0%		$37,389,036

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,175,943; cash collateral of $3,263,231 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(oo)	Perpetual security. Maturity date represents next call date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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